Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Class A Common Stock	Class F Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balances at Dec. 31, 2017		$ 1,000	$ 5,040,000	$ (41,000)	$ 5,000,000
Balances (in Shares) at Dec. 31, 2017	1,364,474	7,500,000
Change in Class A common stock subject to possible redemption			(2,806,000)		(2,806,000)
Change in Class A common stock subject to possible redemption (in Shares)	(280,615)
Net income/ (loss)				2,806,000	2,806,000
Balances at Dec. 31, 2018		$ 1,000	2,234,000	2,765,000	5,000,000
Balances (in Shares) at Dec. 31, 2018	1,083,859	7,500,000
Change in Class A common stock subject to possible redemption			(1,533,000)		(1,533,000)
Change in Class A common stock subject to possible redemption (in Shares)	(153,392)
Net income/ (loss)				1,533,000	1,533,000
Balances at Sep. 30, 2019		$ 1,000	701,000	4,298,000	5,000,000
Balances (in Shares) at Sep. 30, 2019	930,567	7,500,000
Balances at Dec. 31, 2018		$ 1,000	2,234,000	2,765,000	5,000,000
Balances (in Shares) at Dec. 31, 2018	1,083,859	7,500,000
Shares redeemed			(7,108,000)		(7,108,000)
Shares redeemed (in Shares)	(694,820)
Change in Class A common stock subject to possible redemption			5,721,000		5,721,000
Change in Class A common stock subject to possible redemption (in Shares)	572,128
Net income/ (loss)				1,387,000	1,387,000
Balances at Dec. 31, 2019		$ 1,000	847,000	4,152,000	5,000,000
Balances (in Shares) at Dec. 31, 2019	961,167	7,500,000
Balances at Jun. 30, 2019		$ 1,000	754,000	4,245,000	5,000,000
Balances (in Shares) at Jun. 30, 2019	935,856	7,500,000
Change in Class A common stock subject to possible redemption			(53,000)		(53,000)
Change in Class A common stock subject to possible redemption (in Shares)	(5,289)
Net income/ (loss)				53,000	53,000
Balances at Sep. 30, 2019		$ 1,000	701,000	4,298,000	5,000,000
Balances (in Shares) at Sep. 30, 2019	930,567	7,500,000
Balances at Dec. 31, 2019		$ 1,000	847,000	4,152,000	5,000,000
Balances (in Shares) at Dec. 31, 2019	961,167	7,500,000
Shares redeemed			(242,423,000)		(242,423,000)
Shares redeemed (in Shares)	(23,182,481)
Agreed reduction in Deferred underwriting fee			4,500,000		4,500,000
Change in Class A common stock subject to possible redemption			240,153,000		240,153,000
Change in Class A common stock subject to possible redemption (in Shares)	24,015,323
Net income/ (loss)				(2,230,000)	(2,230,000)
Balances at Sep. 30, 2020		$ 1,000	3,077,000	1,922,000	5,000,000
Balances (in Shares) at Sep. 30, 2020	1,794,009	7,500,000
Balances at Jun. 30, 2020		$ 1,000	2,029,000	2,970,000	5,000,000
Balances (in Shares) at Jun. 30, 2020	2,139,202	7,500,000
Agreed reduction in Deferred underwriting fee			4,500,000		4,500,000
Change in Class A common stock subject to possible redemption			(3,452,000)		(3,452,000)
Change in Class A common stock subject to possible redemption (in Shares)	(345,193)
Net income/ (loss)				(1,048,000)	(1,048,000)
Balances at Sep. 30, 2020		$ 1,000	$ 3,077,000	$ 1,922,000	$ 5,000,000
Balances (in Shares) at Sep. 30, 2020	1,794,009	7,500,000